Investment Portfolio - January 31, 2026

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 94.7%

Communication Services - 3.1%
Diversified Telecommunication Services - 0.9%
Helios Towers plc (Tanzania)*	1,481,474	$3,515,504
Entertainment - 1.0%
CTS Eventim AG & Co. KGaA (Germany)	22,944	1,928,239
NetEase Cloud Music, Inc. (China)*1	88,500	2,042,171
		3,970,410
Interactive Media & Services - 1.2%
Scout24 SE (Germany)[1]	47,877	4,766,697
Total Communication Services		12,252,611
Consumer Discretionary - 4.0%
Hotels, Restaurants & Leisure - 0.6%
Lemon Tree Hotels Ltd. (India)*1	1,738,639	2,443,711
Household Durables - 1.4%
Coway Co. Ltd. (South Korea)*	26,451	1,530,460
Cury Construtora e Incorporadora S.A. (Brazil)	242,246	1,592,188
Nikon Corp. (Japan)	191,800	2,414,123
		5,536,771
Specialty Retail - 1.4%
Auto1 Group SE (Germany)*1	110,528	3,635,584
Cartrade Tech Ltd. (India)*	70,090	2,021,561
		5,657,145
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli S.p.A. (Italy)	23,732	2,274,578
Total Consumer Discretionary		15,912,205
Consumer Staples - 0.9%
Beverages - 0.9%
Royal Unibrew A/S (Denmark)	39,017	3,675,973
Energy - 2.1%
Energy Equipment & Services - 0.5%
CES Energy Solutions Corp. (Canada)	215,280	2,245,053
Oil, Gas & Consumable Fuels - 1.6%
Gaztransport Et Technigaz S.A. (France)	29,176	6,285,925
Total Energy		8,530,978
Financials - 22.2%
Banks - 8.7%
AL Sydbank (Denmark)	61,780	5,595,071
Fukuoka Financial Group, Inc. (Japan)	164,000	5,963,671
Kyoto Financial Group, Inc. (Japan)	362,100	8,747,727
Mebuki Financial Group, Inc. (Japan)	1,058,400	7,984,776
Ringkjoebing Landbobank A/S (Denmark)	24,454	6,164,556
		34,455,801
Capital Markets - 9.2%
360 ONE WAM Ltd. (India)	246,844	3,045,022
Euronext N.V. (Netherlands)[1]	62,437	8,744,539
	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Multi Commodity Exchange of India Ltd. (India)	202,333	$5,573,106
Nordnet AB publ (Sweden)	148,652	4,809,354
St. James's Place plc (United Kingdom)	445,112	9,296,313
Swissquote Group Holding S.A. (Switzerland)	9,046	5,149,946
		36,618,280
Financial Services - 0.7%
PNB Housing Finance Ltd. (India)[1]	313,179	2,799,297
Insurance - 3.6%
Alm Brand A/S (Denmark)	1,370,758	3,796,571
Definity Financial Corp. (Canada)	177,252	8,674,824
Generation Development Group Ltd. (Australia)	428,840	1,595,116
		14,066,511
Total Financials		87,939,889
Health Care - 5.3%
Biotechnology - 0.5%
PharmaEssentia Corp. (Taiwan)	81,559	1,991,023
Health Care Equipment & Supplies - 0.8%
Classys, Inc. (South Korea)*	57,361	2,950,760
Health Care Providers & Services - 0.5%
Max Healthcare Institute Ltd. (India)	177,351	1,846,782
Health Care Technology - 0.5%
Pro Medicus Ltd. (Australia)	15,947	2,038,718
Pharmaceuticals - 3.0%
ALK-Abello A/S (Denmark)*	245,601	8,115,577
ST Pharm Co. Ltd. (South Korea)*	35,284	3,916,314
		12,031,891
Total Health Care		20,859,174
Industrials - 32.2%
Aerospace & Defense - 3.1%
Babcock International Group plc (United Kingdom)	567,220	11,183,558
Mildef Group AB (Sweden)	75,347	1,110,228
		12,293,786
Building Products - 0.8%
Munters Group AB (Sweden)[1]	152,925	3,019,299
Commercial Services & Supplies - 4.2%
Daiei Kankyo Co. Ltd. (Japan)	192,200	5,069,347
Element Fleet Management Corp. (Canada)	222,536	5,638,374
Japan Elevator Service Holdings Co. Ltd. (Japan)	550,900	5,800,468
		16,508,189
Construction & Engineering - 1.0%
Budimex S.A. (Poland)	20,713	4,004,091

Investment Portfolio - January 31, 2026

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment - 4.8%
Harbin Electric Co. Ltd. - Class H (China)	1,752,000	$4,450,370
Hyosung Heavy Industries Corp. (South Korea)*	2,233	4,005,020
Sinfonia Technology Co. Ltd. (Japan)	54,100	3,661,278
SWCC Corp. (Japan)	93,800	6,991,025
		19,107,693
Ground Transportation - 0.6%
TFI International, Inc. (Canada)	23,240	2,497,492
Machinery - 8.3%
FLSmidth & Co. A/S (Denmark)	71,852	6,159,063
HD Hyundai Marine Solution Co. Ltd. (South Korea)	22,743	2,883,632
The Japan Steel Works Ltd. (Japan)	86,500	4,788,006
Konecranes OYJ (Finland)	50,687	5,969,014
Mitsui E&S Co. Ltd. (Japan)	143,200	6,363,674
MNC Solution Co. Ltd. (South Korea)	17,389	1,697,787
Nabtesco Corp. (Japan)	72,600	1,967,290
THK Co. Ltd. (Japan)	105,400	3,149,068
		32,977,534
Professional Services - 1.8%
ALS Ltd. (Australia)	347,920	5,932,548
Infomart Corp. (Japan)	459,900	1,343,977
		7,276,525
Trading Companies & Distributors - 6.8%
Diploma plc (United Kingdom)	90,288	6,577,628
Finning International, Inc. (Canada)	31,895	2,000,157
Howden Joinery Group plc (United Kingdom)	193,912	2,221,439
Sojitz Corp. (Japan)	303,200	11,056,283
Toromont Industries Ltd. (Canada)	39,451	5,025,356
		26,880,863
Transportation Infrastructure - 0.8%
Westports Holdings Bhd (Malaysia)	2,049,200	3,177,242
Total Industrials		127,742,714
Information Technology - 11.7%
Electronic Equipment, Instruments & Components - 6.0%
AAC Technologies Holdings, Inc. (China)	355,500	1,687,570
Comet Holding AG (Switzerland)	5,256	2,035,057
Cowell e Holdings, Inc. (Hong Kong)*	757,743	2,946,412
Halma plc (United Kingdom)	132,644	6,442,331
Lagercrantz Group AB - Class B (Sweden)	288,194	6,314,510
Next Vision Stabilized Systems Ltd. (Israel)	50,969	4,586,084
		24,011,964
IT Services - 1.3%
JBCC Holdings, Inc. (Japan)	329,009	3,169,164
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Sopra Steria Group (France)	10,801	$1,972,966
		5,142,130
Semiconductors & Semiconductor Equipment - 3.0%
ASPEED Technology, Inc. (Taiwan)	24,000	6,711,743
BE Semiconductor Industries N.V. (Netherlands)	26,244	5,108,221
		11,819,964
Software - 1.4%
Kinaxis, Inc. (Canada)*	14,698	1,484,210
Kingdee International Software Group Co. Ltd. (China)*	1,858,000	3,068,891
Technology One Ltd. (Australia)	64,108	1,119,249
		5,672,350
Total Information Technology		46,646,408
Materials - 9.8%
Chemicals - 2.4%
Fuso Chemical Co. Ltd. (Japan)	137,900	6,646,471
Orica Ltd. (Australia)	146,677	2,612,935
		9,259,406
Construction Materials - 0.4%
Wienerberger AG (Austria)	48,328	1,597,460
Metals & Mining - 7.0%
Altius Minerals Corp. (Canada)	240,106	7,600,021
Imdex Ltd. (Australia)	1,823,785	4,714,185
OR Royalties, Inc. (Canada)	252,053	9,938,476
SSAB AB - Class B (Sweden)	681,109	5,603,048
		27,855,730
Total Materials		38,712,596
Real Estate - 2.0%
Office REITs - 0.4%
Embassy Office Parks REIT (India)	318,357	1,503,642
Real Estate Management & Development - 1.6%
Nomura Real Estate Holdings, Inc. (Japan)	210,700	1,400,153
Tosei Corp. (Japan)	503,500	5,129,421
		6,529,574
Total Real Estate		8,033,216
Utilities - 1.4%
Electric Utilities - 0.9%
Public Power Corp. S.A. (Greece)	152,899	3,613,940
Independent Power and Renewable Electricity Producers - 0.5%
NHPC Ltd. (India)	2,491,848	2,121,823
Total Utilities		5,735,763

TOTAL COMMON STOCKS
(Identified Cost $253,033,668)		376,041,527

Investment Portfolio - January 31, 2026

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 4.7%

Dreyfus Government Cash Management, Institutional Shares, 3.58%[2]
(Identified Cost $18,683,831)	18,683,831	$18,683,831

TOTAL INVESTMENTS - 99.4%
(Identified Cost $271,717,499)		394,725,358
OTHER ASSETS, LESS LIABILITIES - 0.6%		2,225,643
NET ASSETS - 100%		$396,951,001

REIT - Real Estate Investment Trust

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2026 was $27,451,298, which represented 6.9% of the Series’ Net Assets.

2Rate shown is the current yield as of January 31, 2026.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Japan - 23.1% and Canada - 11.4%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$12,252,611	$—	$12,252,611	$—
Consumer Discretionary	15,912,205	—	15,912,205	—
Consumer Staples	3,675,973	—	3,675,973	—
Energy	8,530,978	2,245,053	6,285,925	—
Financials	87,939,889	8,674,824	79,265,065	—
Health Care	20,859,174	—	20,859,174	—
Industrials	127,742,714	15,161,379	112,581,335	—
Information Technology	46,646,408	1,484,210	45,162,198	—
Materials	38,712,596	17,538,497	21,174,099	—

Investment Portfolio - January 31, 2026

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Real Estate	$8,033,216	$—	$8,033,216	$—
Utilities	5,735,763	—	5,735,763	—
Short-Term Investment	18,683,831	18,683,831	—	—
Total assets	$394,725,358	$63,787,794	$330,937,564	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2025 or January 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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